Segment Information and Geographic Data - Reconciliation of Adjusted EBITDA to (loss) income before income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information and Geographic Data
Loss before income taxes	$ (40,848)	$ (36,474)	$ (174,791)	$ (94,707)	$ (14,823)
Depreciation and amortization	25,090	27,526	108,505	136,838	138,274
Interest and other (income) expense, net	(7,343)	7,247	31,523	32,522	44,578
Business optimization(a)		550	6,907	19,011	7,687
One-time non-recurring(b)	3,743	364	7,689	10,584	5,326
New business start-up costs(c)		171	1,004	6,041	3,793
Restructuring related(d)	4,012	1,352	2,024	3,471	4,432
Stock-based compensation expense	1,808	566	1,994	16	156
Discontinuation of games business(e)					6,226
Adjusted EBITDA	$ (13,538)	$ 1,302	$ (15,145)	$ 113,776	$ 195,649